Shareholder Report, Holdings (Details) - Schwab Global Real Estate Fund	Feb. 28, 2026
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VICI Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Sun Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Omega Healthcare Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EastGroup Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Real Estate Development [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Homebuilding [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Health Care Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.90%
JAPAN
Holdings [Line Items]
Percent of Total Investments	10.00%
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.40%
HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.90%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%
FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.80%
UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.70%
CANADA
Holdings [Line Items]
Percent of Total Investments	2.40%
MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.00%
Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%